SYNTA PHARMACEUTICALS CORP.

February 1, 2007

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention:  John L. Krug

Re:	Synta Pharmaceuticals Corp.
Registration Statement on Form S-1
File No. 333-138894 (the “Registration Statement”)

Dear Mr. Krug:

Pursuant to Rule 461 of Regulation C of the Securities Act of 1933, as amended, Synta Pharmaceuticals Corp. (the “Company”) hereby requests that the above-referenced Registration Statement be made effective at 2:00 p.m., Eastern time, on February 5, 2007, or as soon thereafter as practicable.

In connection with the foregoing request, the Company acknowledges the following:

•                  should the Commission or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the filing;

•                  the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•                  the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The cooperation of the staff in meeting the timetable described above is very much appreciated.  Please call Brian Keane or Jon Kravetz, of Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C., counsel to the Company, at (617) 542-6000 with any comments or questions regarding this matter.

Very truly yours,

SYNTA PHARMACEUTICALS CORP.

/s/ Keith S. Ehrlich
Name:	Keith S. Ehrlich
Title:	Vice President, Finance and Administration,
Chief Financial Officer